ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	$ 3,642	¥ 23,588	¥ 74,445
Less: Allowance for doubtful accounts	(3,080)	(19,950)
Accounts receivable, net	$ 562	¥ 3,638	¥ 74,445